Consolidated Statements of Income and Comprehensive Income - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statements of Income and Comprehensive Income
Revenues	€ 103,600	€ 58,738	€ 201,773	€ 91,785
Other income	14,059	8,852	22,802	16,724
Total revenues and other income	117,659	67,590	224,575	108,509
Research and development expenditure	(149,114)	(94,372)	(265,877)	(177,567)
Sales and marketing expenses	(17,086)	(3,875)	(26,922)	(5,620)
General and administrative expenses	(37,673)	(13,711)	(62,575)	(22,931)
Total operating expenses	(203,873)	(111,958)	(355,374)	(206,119)
Operating result	(86,214)	(44,367)	(130,799)	(97,610)
Fair value re-measurement of warrants	(589)		(21,118)
Other financial income	(25,435)	(1,349)	14,288	5,651
Other Financial expenses	(2,431)	(1,472)	(27,305)	(3,816)
Loss before tax	(114,669)	(47,188)	(164,934)	(95,776)
Income taxes	(373)	(61)	(709)	(129)
Net loss	(115,042)	(47,249)	(165,643)	(95,905)
Net loss attributable to: Owners of the parent	€ (115,042)	€ (47,249)	€ (165,643)	€ (95,905)
Basic and diluted loss per share (in EUR per share)	€ (1.77)	€ (0.86)	€ (2.55)	€ (1.76)